Leases - Schedule of Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 5,776
2023	4,915
2024	4,230
2025	2,981
2026	2,748
Thereafter	4,780
Total Lease Payments	25,430
Less: Imputed interest	(4,432)
Present value of lease liabilities	$ 20,998	$ 54,161